UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the quarter ended:  March 31, 2013

Institutional investment manager filing this report:

Harvest Capital Management, Inc.
114 North Main Street, Suite 301
Concord, NH 03301

13F File Number:  028-05603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on behalf of reporting manager:

Names:  Marshall G. Rowe
Title:  President
Phone: 603-224-6994

Signature, place and date of signing:

Marshall G. Rowe, Concord, New Hampshire May 3, 2013

Report Type: 13F Holdings Report






Form 13F File Number: 028-05603	Harvest Capital Management, Inc.
FORM 13F SUMMARY PAGE

Form 13F Information Table Entry Total:	54
Form 13F Information Table Value Total: $133,177




FORM 13F
			                                  VALUE   SHRS	  SH/ PUT INVS OTH   VOTING AUTH
NAME OF ISSUER	          TITLE OF CLASS	CUSIP	 (x$1000) PRN AMT PRN CAL DSCR MGRS  SOLE SHARE	NONE
3M Company 	         COM	                88579Y101   528	    4964  SH	  Sole	    4964
AT&T 	                 COM                    00206R102  1256	   34230  SH	  Sole	   34230
AbbVie Inc               COM                    00287Y109   265	    6500  SH	  Sole	    6500
Abbott Labs 	         COM	                002824100   230	    6500  SH	  Sole	    6500
BP PLC ADR 	         COM	                055622104   391	    9222  SH	  Sole	    9222
Baristas Coffee          COM	                067594101    22	  276710  SH	  Sole	  276710
Chevron Corp 	         COM	                166764100   685	    5769  SH	  Sole	    5769
Coca Cola 	         COM	                191216100   374	    9250  SH	  Sole	    9250
Colgate Palmolive        COM	                194162103   221	    1875  SH	  Sole	    1875
Enterprise Prod Ptnrs	 COM	                293792107   422	    7000  SH	  Sole	    7000
ExxonMobil 	         COM	                30231G102  4930	   54711  SH	  Sole	   54711
General Electric 	 COM	                369604103  1477	   63905  SH	  Sole	   63905
IBM 	                 COM	                459200101   355	    1663  SH	  Sole	    1663
Johnson & Johnson 	 COM	                478160104  2151	   26382  SH	  Sole	   26382
LVMH/MoetHennLouisVut    COM	                502441306   238	    6950  SH	  Sole	    6950
Nestle Sponsored ADR     COM	                641069406   217	    3000  SH	  Sole	    3000
Oracle Corp	         COM	                68389X105  1238	   38284  SH	  Sole	   38284
Pepsico 	         COM	                713448108   223	    2825  SH	  Sole	    2825
Procter & Gamble 	 COM	                742718109   612	    7944  SH	  Sole	    7944
Royal Dutch Shell ADR	 COM	                780259206   234	    3585  SH	  Sole	    3585
Verizon Comm	         COM	                92343V104   556	   11310  SH	  Sole	   11310
Windstream Corp 	 COM	                97381W104   107	   13479  SH	  Sole	   13479
Wisconsin Energy Corp 	 COM	                976657106   416	    9694  SH	  Sole	    9694
Guggenheim 	         Russell 1000 Eq Wt	78355W593 13206	  336215  SH	  Sole	  336215
Powershares	         Property Casualty Ins	73936Q777  5456	  155925  SH	  Sole	  155925
SPDR 	                 S&P 500 ETF Trust     	78462F103   295	    1884  SH	  Sole	    1884
SPDR 	                 S&P Dividend      	78464A763   264	    4000  SH	  Sole	    4000
SPDR 	                 S&P Pharmaceuticals  	78464A722  1489	   23575  SH	  Sole	   23575
SPDR	                 S&P Reg Banking	78464A698  5040	  158550  SH	  Sole	  158550
Vanguard 	         Total Stock Mkt ETF 	922908769 13595	  167918  SH	  Sole	  167918
WisdomTree 	         Equity Income Fd	97717W208 14566	  284545  SH	  Sole	  284545
I-Shares 	         S&P Tech-Softw Idx	464287515  2267	   32655  SH	  Sole	   32655
Eaton Vance	         Global Equity Inc	27829F108  6984	  749375  SH	  Sole	  749375
SPDR	                 Euro Stoxx 50  	78463X202  7072	  214055  SH	  Sole	  214055
Vanguard 	         Total Intl Stock	921909768  3040	   63366  SH	  Sole	   63366
Wisdomtree	         Euro Small Cap Div	97717W869  6344	  151925  SH	  Sole	  151925
Wisdomtree	         Intl Div Ex-Finan	97717W786  8748	  207785  SH	  Sole	  207785
I-Shares	         MSCI Pacific Ex Japan	464286665   476	    9569  SH	  Sole	    9569
Vanguard		 FTSE Emerging Mkts	922042858   347     8100  SH	  Sole	    8100
Wisdomtree	         Emerge Mkts Inc Fd	97717W315  4739	   86068  SH	  Sole	   86068
I-Shares	         Gold Trust	        464285105  2486	  160200  SH	  Sole	  160200
JPMorgan 	         Alerian MLP Index 	46625H365  6138	  134950  SH	  Sole	  134950
Powershares 	         DB Cmdty Idx 		73935S105   254	    9300  SH	  Sole	    9300
SPDR	                 Gold Trust ETF 	78463V107  7509	   48611  SH	  Sole	   48611
US Commodity 		 US Commodity Idx	911717106   429	    7525  SH	  Sole	    7525
Avalonbay 		 Avalonbay Comm REIT	053484101   248	    1954  SH	  Sole	    1954
I-Shares 	         Cohen & Steers Realty	464287564   211	    2557  SH	  Sole	    2557
I-Shares 	         FTSE EPRA/NAREIT	464288471   375	   12450  SH	  Sole	   12450
Babson Capital	         BabsonCorp Invs	05617K109  1547	   94700  SH	  Sole	   94700
I-Shares	         IBoxx High Yield Corp	464288513  1002	   10625  SH	  Sole	   10625
PIMCO   	         Total Return   	72201R775   759	    6910  SH	  Sole	    6910
Powershares	         Senior Loan Portfolio	73936Q769   438	   17450  SH	  Sole	   17450
Proshares	         Ultrashort 20+ Year	74347B201   487	    7411  SH	  Sole	    7411
Vanguard 	         Intermediate Corp Bd	92206C870   219     2505  SH      Sole	    2505